Intangible Asset	12 Months Ended
Dec. 31, 2018
Intangible Asset
Intangible asset

7.    Intangible Asset

Intangible asset consisted of the following:

Total
RMB
Balance as of January 1, 2018	—
Addition	2,852,370
Amortization	(491,069)
Foreign currency translation difference	218,037

Balance as of December 31, 2018	2,579,338

In February 2018, the Company entered into a strategic cooperation framework agreement (the “Agreement”) with an affiliate of Tencent Group. The Company and Tencent Group agreed to cooperate in a number of areas primarily for Tencent Group to provide the Company Weixin access point and other services and to pursue additional opportunities for future potential cooperation. The Agreement is valid for five years, from March 1, 2018 to February 28, 2023. The Company recognized the Agreement as an intangible asset at the fair value of consideration paid in the form of convertible preferred shares of RMB2,852 million. The Group recognizes the related amortization expense in costs of revenues, over the period of five years using the straight-line method. Amortization expense for intangible asset was RMB491,069 (US$71,423) for the year ended December 31, 2018. No impairment charge was recognized on the intangible asset for the year ended December 31, 2018.

The estimated annual amortization expense for each of the five succeeding fiscal years is as follows:

	Amortization
	RMB	US$
2019	618,458	89,951
2020	618,458	89,951
2021	618,458	89,951
2022	618,458	89,951
2023	110,125	16,017